Separate Account Balances - Retirement and Income Solutions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in separate account liabilities
Balance at beginning of period	$ 120,279.6
Balance at end of period	131,641.7	$ 120,279.6
Retirement and Income Solutions
Changes in separate account liabilities
Balance at beginning of period	115,899.1
Balance at end of period	126,650.4	115,899.1
Retirement and Income Solutions | Group retirement contracts
Changes in separate account liabilities
Balance at beginning of period	107,240.1	131,188.6
Premiums and deposits	11,379.0	14,859.3
Policy charges	(366.0)	(383.7)
Surrenders, withdrawals and benefit payments	(13,916.8)	(14,479.4)
Investment performance	15,820.7	(20,641.3)
Net transfers (to) from general account	(2,461.1)	(2,571.7)
Other	(177.4)	(731.7)
Balance at end of period	117,518.5	107,240.1
Cash surrender value	116,522.1	106,125.7
Retirement and Income Solutions | Individual variable annuities
Changes in separate account liabilities
Balance at beginning of period	8,659.0	11,000.0
Premiums and deposits	328.5	354.1
Policy charges	(204.5)	(211.1)
Surrenders, withdrawals and benefit payments	(1,018.2)	(790.1)
Investment performance	1,315.1	(1,723.3)
Net transfers (to) from general account	30.4	29.4
Other	21.6
Balance at end of period	9,131.9	8,659.0
Cash surrender value	$ 9,011.5	$ 8,538.7